Summary of Significant Accounting Policies (Details 3)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)
Summary of Significant Accounting Policies [Abstract]
Period-end spot rate	$ 1	¥ 6.6171	$ 1	¥ 6.5074	$ 1	¥ 6.7794
Average rate	$ 1	¥ 6.3655	$ 1	¥ 6.7578	$ 1	¥ 6.8749